Inventories, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Inventories, Net
Finished products	¥ 81,190		¥ 69,332
Raw materials and semi-finished products	57,066		41,937
Inventories	138,256		111,269
Inventory provision	(17,776)		(19,457)
Inventories, net	¥ 120,480	$ 17,468	¥ 91,812